              AIM BASIC BALANCED FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 5, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" of the prospectus:

         "The fund may also invest in credit derivatives."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                              CLASS A       CLASS B    CLASS C     CLASS R

---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)                          4.75%(1)      None       None        None

Maximum Deferred Sales Charge
  (Load) (as a percentage of original
  purchase price or redemption
  proceeds, whichever is less)                                 None(2,3)     5.00%      1.00%       None(4)
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
---------------------------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                             CLASS A        CLASS B    CLASS C     CLASS R

---------------------------------------------------------------------------------------------------------------

Management Fees                                                0.65%          0.65%      0.65%       0.65%

Distribution and/or Service (12b-1) Fees(6)                    0.25           1.00       1.00        0.50

Other Expenses                                                 0.49           0.49       0.49        0.49

Total Annual Fund Operating Expenses                           1.39           2.14       2.14        1.64

Fee Waivers(7)                                                 0.03           0.03       0.03        0.03

Net Annual Fund Operating Expenses(8,9)                        1.36           2.11       2.11        1.61
---------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation").

(8) The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for the fund's Class A, Class B, Class C and Class R shares to 1.40%, 2.15%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expenses on short sales, (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expenses offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items on Note 6 and Note 7 above and net of this arrangement were 1.34%, 2.09%, 2.09% and 1.59% for Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR     3 YEARS      5 YEARS      10 YEARS
           ------------------------------------------------------------
           Class A       $ 607       $ 885       $ 1,184      $ 2,050

           Class B         714         961         1,334        2,268

           Class C         314         661         1,134        2,459

           Class R         164         508           876        1,930

           ------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                         1 YEAR     3 YEARS      5 YEARS      10 YEARS
           ------------------------------------------------------------
           Class A       $ 607       $ 885       $ 1,184      $ 2,050

           Class B         214         661         1,134        2,268

           Class C         214         661         1,134        2,459

           Class R         164         508           876        1,930

           ------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.36%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8       YEAR 9      YEAR 10

------------------------------------------------------------------------------------------------------------------------------------
Cumulative
  Return
  Before
  Expenses      5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%       55.13%      62.89%

Cumulative
  Return
  After
  Expenses      3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%       37.96%      42.98%

End of Year
  Balance    $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26   $13,795.79  $14,297.96

Estimated
  Annual
  Expenses   $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85   $   184.33  $   191.04

------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.11%    YEAR 1      YEAR 2      YEAR 3       YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8       YEAR 9     YEAR 10

------------------------------------------------------------------------------------------------------------------------------------
Cumulative
  Return
  Before
  Expenses      5.00%      10.25%      15.76%       21.55%      27.63%      34.01%      40.71%      47.75%       55.13%      62.89%

Cumulative
  Return
  After
  Expenses      2.89%       5.86%       8.92%       12.07%      15.31%      18.64%      22.07%      25.60%       30.17%      34.91%

End of Year
  Balance    $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88   $13,017.06  $13,490.88

Estimated
  Annual
  Expenses   $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29   $   173.92  $   180.25

------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.11%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8       YEAR 9      YEAR 10

------------------------------------------------------------------------------------------------------------------------------------
Cumulative
  Return
  Before
  Expenses      5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%       55.13%      62.89%

Cumulative
  Return
  After
  Expenses      2.89%       5.86%      8.92%       12.07%      15.31%      18.64%      22.07%      25.60%       29.23%      32.96%

End of Year
  Balance    $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88   $12,922.86  $13,296.33

Estimated
  Annual
  Expenses   $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29   $   268.84  $   276.61
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.61%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10

------------------------------------------------------------------------------------------------------------------------------------
Cumulative
  Return
  Before
  Expenses      5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
  Return
  After
  Expenses      3.39%       6.89%      10.52%      14.27%      18.14%      22.14%      26.28%      30.57%      34.99%      39.57%

End of Year
  Balance    $10,339.00  $10,689.49  $11,051.87  $11,426.52  $11,813.88  $12,214.37  $12,628.44  $13,056.55  $13,499.16  $13,956.78

Estimated
  Annual
  Expenses   $   163.73  $   169.28  $   175.02  $   180.95  $   187.09  $   193.43  $   199.98  $   206.76  $   213.77  $  221.02"
------------------------------------------------------------------------------------------------------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Basic Balanced Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                          INSTITUTIONAL CLASS SHARES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                          Supplement dated July 5, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following is added at the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES- AIM BALANCED FUND (BALANCED)" of the prospectus:

         "The fund may also invest in credit derivatives."

The following is added at the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES- AIM BASIC BALANCED FUND (BASIC BALANCED)" of the prospectus:

         "The fund may also invest in credit derivatives."


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus"

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

         SHAREHOLDER FEES
         ----------------------------------------------------------------------------------------------
         SMALL (FEES PAID DIRECTLY                      BASIC        MID CAP      PREMIER    SMALL CAP
         FROM YOUR INVESTMENT)             BALANCED    BALANCED    BASIC VALUE    EQUITY      EQUITY
         ----------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load)
         Imposed on Purchases
         (as a percentage of
         offering price)                    None         None         None         None        None

         Maximum Deferred Sales
         Charge (Load)
         (as a percentage of
         original purchase price
         or redemption proceeds,
         whichever is less)                 None         None         None         None        None
         ----------------------------------------------------------------------------------------------


         ANNUAL FUND OPERATING EXPENSES(1)
         ----------------------------------------------------------------------------------------------
         SMALL (EXPENSES THAT ARE                       BASIC        MID CAP      PREMIER    SMALL CAP
         DEDUCTED FROM FUND ASSETS)        BALANCED    BALANCED    BASIC VALUE    EQUITY      EQUITY
         ----------------------------------------------------------------------------------------------
         Management Fees                    0.52%        0.65%        0.80%        0.63%       0.85%
         Distribution and/or Service
         (12b-1) Fees                       None         None         None         None        None
         Other Expenses(2)                  0.17         0.30         0.28         0.08        0.44(3)
         Total Annual Fund Operating
         Expenses                           0.69         0.95         1.08         0.71        1.29
         Fee Waiver                           --         0.03(4)      0.05(4)      0.05(4,5)   0.11(4)
         Net Annual Fund Operating
         Expenses(6)                        0.69         0.92(7)      1.03(7)      0.66        1.18
         ----------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses of Mid Cap Basic Value and Premier Equity are based on estimated amounts for the current fiscal year.

(3) Other Expenses of Small Cap Equity are based on estimated average net assets for the current fiscal year.

(4) Effective January 1, 2005 through December 31, 2009 the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation").

(5) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive an additional 0.02% of its Management Fees.

(6) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 4 and
     Note 5 above and Note 8 below and net of this arrangement were 0.68%, 0.90%, 1.01%, 0.64% and 1.16% for Balanced, Basic Balanced, Mid Cap Basic Value, Premier Equity and Small Cap Equity, respectively, for the year ended December 31, 2004.

(7) The funds' advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Basic Balanced and Mid Cap Basic Value's Institutional Class shares to 1.15% and 1.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully above, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

If a financial institution is managing your account, you may also be charged a transaction or other fee of such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

       The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived, and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR   3 YEARS  5 YEARS   10 YEARS
       --------------------------------------------------------------
       Balanced                   $ 70     $221     $384      $  859
       Basic Balanced               94      293      509       1,151
       Mid Cap Basic Value         105      328      569       1,292
       Premier Equity               67      216      377         865
       Small Cap Equity            120      375      649       1,502
       --------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

BALANCED -
ANNUAL
EXPENSE
RATIO 0.69%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
  Return
  Before
  Expenses
Cumulative
  Return
  After
  Expenses        4.31%       8.81%      13.50%      18.39%      23.49%      28.81%      34.36%      40.15%      46.20%      52.50%
End of Year
  Balance    $10,431.00  $10,880.58  $11,349.53  $11,838.69  $12,348.94  $12,881.18  $13,436.36  $14,015.47  $14,619.53  $15,249.64
Estimated
  Annual
  Expenses   $    70.49  $    73.52  $    76.69  $    80.00  $    83.45  $    87.04  $    90.80  $    94.71  $    98.79  $   103.05
------------------------------------------------------------------------------------------------------------------------------------

BASIC BALANCED -
ANNUAL
EXPENSE
RATIO 0.92%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
  Return
  Before
  Expenses
Cumulative
  Return
  After
  Expenses        4.08%       8.33%      12.75%      17.35%      22.13%      27.12%      32.30%      37.70%      43.32%      49.17%
End of Year
  Balance    $10,408.00  $10,832.65  $11,274.62  $11,734.62  $12,213.40  $12,711.70  $13,230.34  $13,770.14  $14,331.96  $14,916.70
Estimated
  Annual
  Expenses   $    93.88  $    97.71  $   101.69  $   105.84  $   110.16  $   114.66  $   119.33  $   124.20  $   129.27  $   134.54
------------------------------------------------------------------------------------------------------------------------------------

MID CAP BASIC
VALUE -
ANNUAL
EXPENSE
RATIO 1.03%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
  Return
  Before
  Expenses
Cumulative
  Return
  After
  Expenses        3.97%       8.10%      12.39%      16.85%      21.49%      26.31%      31.33%      36.54%      41.96%      47.60%
End of Year
  Balance    $10,397.00  $10,809.76  $11,238.91  $11,685.09  $12,148.99  $12,631.31  $13,132.77  $13,654.14  $14,196.21  $14,759.80
Estimated
  Annual
  Expenses   $   105.04  $   109.21  $   113.55  $   118.06  $   122.75  $   127.62  $   132.68  $   137.95  $   143.43  $   149.12
------------------------------------------------------------------------------------------------------------------------------------

PREMIER EQUITY -
ANNUAL
EXPENSE
RATIO 0.66%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
  Return
  Before
  Expenses
Cumulative
  Return
  After
  Expenses        4.34%       8.87%      13.59%      18.52%      23.67%      29.03%      34.63%      40.48%      46.57%      52.94%
End of Year
  Balance    $10,434.00  $10,886.84  $11,359.32  $11,852.32  $12,366.71  $12,903.42  $13,463.43  $14,047.75  $14,657.42  $15,293.55
Estimated
  Annual
  Expenses   $    67.43  $    70.36  $    73.41  $    76.60  $    79.92  $    83.39  $    87.01  $    90.79  $    94.73  $    98.84
------------------------------------------------------------------------------------------------------------------------------------

SMALL CAP EQUITY -
ANNUAL
EXPENSE
RATIO 1.18%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
  Return
  Before
  Expenses
Cumulative
  Return
  After
  Expenses        3.82%       7.79%      11.90%      16.18%      20.62%      25.22%      30.01%      34.97%      40.13%      45.48%
End of Year
  Balance    $10,382.00  $10,778.59  $11,190.33  $11,617.81  $12,061.61  $12,522.36  $13,000.71  $13,497.34  $14,012.94  $14,548.23
Estimated
  Annual
  Expenses   $   120.25  $   124.85  $   129.62  $   134.57  $   139.71  $   145.05  $   150.59  $   156.34  $   162.31  $   168.51"
------------------------------------------------------------------------------------------------------------------------------------

The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

         "In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."